Discontinued UK and Europe operations held for distribution - Allowance for credit risk, review of past annuity sales (Details) - UK & Europe Operations (M&G Prudential) £ in Millions	Jun. 30, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Jun. 30, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Provision for review of past annuity sales
Allowance for credit risk
Gross provision, excluding utilisation				£ 400
Expected reimbursement			£ 166
Shareholder-backed
Allowance for credit risk
Credit risk allowance	0.0040	0.0040	0.0044
Allowance on bond spread over swap rates (as percent)	21.00%	22.00%	26.00%
Reserves for credit risk allowance	£ 900	£ 900	£ 1,100
Impact of reinsurance on credit risk allowance	£ 12,000